FEDERATED INSTITUTIONAL TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                               September 28, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  FEDERATED INSTITUTIONAL TRUST (the "Registrant")
             Federated Government Ultrashort Duration Fund (the "Fund")
                   Class A Shares
                   Institutional Shares
                   Institutional Service Shares
           1933 Act File No. 33-54445
           1940 Act File No. 811-7193


Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated September 30, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485
(b) as Post-Effective amendment No. 30 on September 28, 2007.

If you have any questions  regarding  this  certification,  please contact me at
(412) 288-7262.

                                                   Very truly yours,



                                                   /s/ Travis E. Williams
                                                   Travis E. Williams
                                                   Assistant Secretary